Land Use Rights, Net	12 Months Ended
Dec. 31, 2016
Land use rights
Land Use Rights, Net
Land Use Rights, Net

10.        Land Use Rights, Net

Land use rights consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,726,756	20,863,018
Accumulated amortization	(11,433,974)	(14,266,551)	(2,056,588)

Total land use rights, net	133,292,782	130,460,205	18,806,430

As of December 31, 2015 and 2016, certain land use rights with an aggregate carrying value of RMB5,581,879 and RMB8,904,935 ($1,283,686), respectively, were pledged as collateral for borrowings from the financial institutions.

The amortization expenses for the years ended December 31, 2014, 2015 and 2016 were RMB2,832,447, RMB2,832,578 and RMB2,832,577  ($408,329), respectively. No provision for impairment loss has been charged for the years ended December 31, 2014, 2015 and 2016.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2017	2,832,573
2018	2,832,573
2019	2,832,573
2020	2,832,573
2021	2,832,573
Thereafter	116,297,340

Total	130,460,205